ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund:

     During the first fiscal quarter of 2011, the total return on net asset value(1) of the Fund was +5.0%. Since the depth of the financial crisis, the Fund has delivered eight consecutive quarters of positive returns. We never tire of reporting positive returns, but our focus remains on providing high current income to shareholders.

     Present conditions for the Fund's dividend are about as good as we can recall. Low short-term interest rates have continued to amplify the Fund's leverage strategy - we are able to borrow funds at historically attractive levels. At the same time, the investment portfolio is generating relatively high levels of income. We don't see anything on the immediate horizon to change these conditions, but one or both sides of the equation is likely to come under pressure sometime down the road.

     As of this writing, the world is still dealing with the devastating events in Japan. Our thoughts go out to the people of Japan in these difficult times. Global financial markets were weaker in the immediate aftermath of the disaster, as investors assessed the impact. The Fund has very little direct exposure to the Japanese economy, and we do not anticipate any material decline in the credit quality of our holdings as a result of these events. Rest assured we are monitoring the impact very closely.

     The situation at the Fukushima Dai-Ichi nuclear plant has raised fresh questions about nuclear power safety around the world. Since the Fund must have at least 25% of the portfolio invested in the utility industry, the topic is very relevant. We do not believe the incident in Japan will negatively impact utility positions owned by the Fund in any material way. In the U.S., most regulated utility companies have reduced their exposure to nuclear energy, and very few have "bet the farm" on this form of power generation.

     The European sovereign debt situation continues to simmer. It may boil over in Portugal and require a bailout similar to those in Greece and Ireland. This may create some turbulence in the preferred market, but the overall impact on the Fund should be modest. The Fund has no direct investments in Portuguese banks or sovereign debt. Although it does own securities issued by companies with exposure to Portugal, we believe those exposures are manageable given the strength and diversification of those companies' activities.

     Preferred securities issued by banks comprise the largest portion of the Fund's portfolio and, thus, play a critical role in the Fund's strategy. Bank regulators here and abroad have analyzed bank securities in light of the financial crisis, and some conclusions have begun to trickle out. The Basel Committee on Bank Supervision, the body charged with setting global capital standards, has finalized its recommendations for bank capital, although it will be up to regulators in individual countries to adopt these standards. Bank regulators in the U.S. have until July of this year to propose new capital rules, and we expect final rules will be issued before year-end. Over time, we expect the current crop of preferred securities issued by banks to be replaced with new securities designed to conform to the new standards. As details of the new securities become known, we will study them carefully and determine their appropriateness for the Fund. Based on the information currently available, we are optimistic about the transition.

----------
(1) Following the methodology required by the SEC, total return includes income, principal change and the impact of the Fund's leverage.

     We encourage you to visit the Fund's website www.preferredincome.com for a more in-depth discussion of conditions in the preferred markets, as well as the broader economy.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman                                President

April 5, 2011

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2011 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value                   $      9.95
Market Price                      $     10.35
Premium                                  4.02%
Yield on Market Price                    8.52%
Common Stock Shares Outstanding    12,012,390

MOODY'S RATINGS            % OF NET ASSETS+
---------------            ----------------
A                                  5.9%
BBB                               73.7%
BB                                17.7%
Below "BB"                         0.8%
Not Rated*                         0.3%
Below Investment Grade**          15.3%

*    Does not include net other assets and liabilities of 1.6%.

**   Below investment grade by both Moody's and S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Other                        4%
Banking                     38%
Utilities                   25%
Insurance                   24%
Energy                       7%
Financial Services           2%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Liberty Mutual Group               4.5%
Banco Santander                    4.5%
Capital One Financial              4.2%
Metlife                            3.9%
Wells Fargo                        3.8%
Enbridge Energy Partners           3.0%
HSBC Plc                           2.8%
Barclays Bank Plc                  2.5%
PNC Financial Services             2.4%
Principal Financial                2.4%

                                                  % OF NET ASSETS***+
                                                  -------------------
Holdings Generating Qualified Dividend Income
   (QDI) for Individuals                                   40%
Holdings Generating Income Eligible for the
   Corporate Dividends Received Deduction (DRD)            26%

*** This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

+    Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2011 (UNAUDITED)

 SHARES/$ PAR                                                                                                  VALUE
---------------                                                                                           ---------------
PREFERRED SECURITIES -- 95.2%
                  BANKING -- 37.7%
$     2,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...................................   $  2,866,498(1)
        280,123   Banco Santander, 10.50% Pfd., Series 10 .............................................      8,009,417**(1)(2)
         16,200   Bank of America Corporation, 8.625% Pfd. ............................................        422,820*
$       500,000   BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A**** .......................        510,000
                  Barclays Bank PLC:
$     2,750,000      6.278% ...........................................................................      2,378,750**(1)(2)
          1,200      7.75% Pfd., Series 4 .............................................................         30,468**(2)
         77,000      8.125% Pfd., Series 5 ............................................................      1,985,060**(1)(2)
         59,000   BB&T Capital Trust VI, 9.60% Pfd. 08/01/64 ..........................................      1,675,600(1)
$     1,375,000   BBVA International Preferred, 5.919% ................................................      1,116,940**(1)(2)
$       700,000   BNP Paribas, 7.195%, 144A**** .......................................................        670,250**(2)
$     5,250,000   Capital One Capital III, 7.686% 08/15/36 ............................................      5,453,437(1)
$       250,000   Capital One Capital V, 10.25% 08/15/39 ..............................................        273,125
$     1,750,000   Capital One Capital VI, 8.875% 05/15/40 .............................................      1,870,312(1)
         56,700   Citigroup Capital XIII, 7.875% Pfd. 10/30/40 ........................................      1,541,758(1)
$     4,500,000   Colonial BancGroup, 7.114%, 144A**** ................................................        225,000++
          4,500   FBOP Corporation, Adj. Rate Pfd., 144A**** ..........................................         46,710*(3)+
$       700,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 ........................................        687,750(1)
        125,000   Fifth Third Capital Trust VI, 7.25% Pfd. 11/15/67 ...................................      3,132,812(1)
         14,600   Fifth Third Capital Trust VII, 8.875% Pfd. 05/15/68 .................................        383,579
            890   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .................        919,370
         22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** .....        573,750
          3,750   First Tennessee Bank, Adj. Rate Pfd., 144A**** ......................................      2,459,766*(1)
$       500,000   First Tennessee Capital II, 6.30% 04/15/34, Series B ................................        472,500
$     2,325,000   First Union Institutional Capital I, 8.04% 12/01/26 .................................      2,383,174(1)
$       350,000   Fleet Capital Trust II, 7.92% 12/11/26 ..............................................        357,875
                  Goldman Sachs:
$       700,000      Capital I, 6.345% 02/15/34 .......................................................        687,530(1)
$       523,000      Capital II, 5.793% ...............................................................        452,395(1)
          3,500      STRIPES Custodial Receipts, Pvt. .................................................      2,415,000*(3)
        127,500   HSBC Holdings PLC, 8.00% Pfd., Series 2 .............................................      3,453,019**(1)(2)
                  HSBC USA, Inc.:
         45,000      6.50% Pfd., Series H .............................................................      1,098,284*(1)
          1,000      $2.8575 Pfd. .....................................................................         48,375*
$     1,525,000   JPMorgan Chase Capital XVIII, 6.95% 08/17/36, Series R ..............................      1,604,844(1)
         22,440   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ...........................................        562,403(1)
         59,260   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .............................................      1,459,278

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

 SHARES/$ PAR                                                                                                  VALUE
---------------                                                                                           ---------------
PREFERRED SECURITIES -- (CONTINUED)
                  BANKING -- (CONTINUED)
         25,200   Keycorp Capital X, 8.00% Pfd. 03/15/68 ..............................................   $       654,696(1)
$       450,000   Lloyds Banking Group PLC, 6.657%, 144A**** ..........................................           345,375**(2)+
         13,000   National City Capital Trust II, 6.625% Pfd. 11/15/36 ................................           324,500
$       840,000   NB Capital Trust IV, 8.25% 04/15/27 .................................................           865,200(1)
         99,000   PNC Financial Services, 9.875% Pfd., Series L .......................................         2,846,250*(1)
$     1,105,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ....................................         1,190,296(1)
          2,600   Sovereign REIT, 12.00% Pfd., Series A, 144A**** .....................................         2,969,850
$     1,100,000   Wachovia Capital Trust III, 5.80% ...................................................         1,005,125(1)
$       800,000   Wachovia Capital Trust V, 7.965% 06/01/27, 144A**** .................................           840,235
$       900,000   Washington Mutual, 9.75%, 144A**** ..................................................            22,500++
$     1,400,000   Webster Capital Trust IV, 7.65% 06/15/37 ............................................         1,403,472(1)
         35,000   Wells Fargo & Company, 8.00% Pfd., Series J .........................................           965,300*
$     1,500,000   Wells Fargo Capital XV, 9.75% .......................................................         1,653,750(1)
                                                                                                          ---------------
                                                                                                               67,314,398
                                                                                                          ---------------
                  FINANCIAL SERVICES -- 2.2%
$       250,000   Ameriprise Financial, Inc., 7.518% 06/01/66 .........................................           266,875(1)
                  Heller Financial, Inc.:
         27,000      6.687% Pfd., Series C ............................................................         2,639,250*
          5,260      6.95% Pfd., Series D .............................................................           534,383*
         19,399   HSBC Finance Corporation, 6.36% Pfd. ................................................           458,233*
                  Lehman Brothers Holdings, Inc.:
         45,800      5.67% Pfd., Series D .............................................................            12,595*++
          9,500      5.94% Pfd., Series C .............................................................             2,470*++
         25,000      6.50% Pfd., Series F .............................................................             1,588*++
         13,400      7.95% Pfd. .......................................................................               101*++
                                                                                                          ---------------
                                                                                                                3,915,495
                                                                                                          ---------------
                  INSURANCE -- 22.0%
$     1,200,000   Ace Capital Trust II, 9.70% 04/01/30 ................................................         1,500,000(1)(2)
$       225,000   AON Corporation, 8.205% 01/01/27 ....................................................           252,844
                  Arch Capital Group Ltd.:
         14,400      7.875% Pfd., Series B ............................................................           364,342**(1)(2)
         25,000      8.00% Pfd., Series A .............................................................           632,033**(1)(2)
                  AXA SA:
$     1,250,000      6.379%, 144A**** .................................................................         1,145,312**(1)(2)
$     2,250,000      6.463%, 144A**** .................................................................         2,010,937**(1)(2)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)

 SHARES/$ PAR                                                                                                  VALUE
---------------                                                                                           ---------------
PREFERRED SECURITIES -- (CONTINUED)
                  INSURANCE -- (CONTINUED)
         29,700   Axis Capital Holdings, 7.50% Pfd., Series B .........................................   $     2,934,731(1)(2)
         90,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ........................................         2,182,500(1)
$     4,000,000   Everest Re Holdings, 6.60% 05/15/37 .................................................         3,930,000(1)
$     4,600,000   Liberty Mutual Group, 10.75% 06/15/58, 144A**** .....................................         6,037,500(1)
$     1,080,000   MetLife Capital Trust IV, 7.875% 12/15/37, 144A**** .................................         1,169,100(1)
$     2,513,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...................................         3,053,295(1)
$     2,000,000   MetLife, Inc., 10.75% 08/01/39 ......................................................         2,772,210(1)
                  Principal Financial Group:
         26,000      5.563% Pfd., Series A ............................................................         2,517,125*(1)
         75,000      6.518% Pfd., Series B ............................................................         1,834,612*(1)
         50,400   Renaissancere Holdings Ltd., 6.08% Pfd., Series C ...................................         1,179,360**(1)(2)
        115,500   Scottish Re Group Ltd., 7.25% Pfd. ..................................................         1,064,771**(2)+
$     1,000,000   Stancorp Financial Group, 6.90% 06/01/67 ............................................           961,192(1)
$     1,060,000   USF&G Capital, 8.312% 07/01/46, 144A**** ............................................         1,191,403(1)
$     1,700,000   XL Capital Ltd., 6.50%, Series E ....................................................         1,589,500(1)(2)
$     1,000,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ...................................         1,002,500(1)
                                                                                                          ---------------
                                                                                                               39,325,267
                                                                                                          ---------------
                  UTILITIES -- 24.8%
         45,000   Alabama Power Company, 6.45% Pfd. ...................................................         1,192,500*
          6,579   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ...........................           663,657*(1)
          8,900   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ....................................           440,550
$     2,750,000   COMED Financing III, 6.35% 03/15/33 .................................................         2,301,973(1)
$       750,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ..................................           760,717(1)
$     3,000,000   Dominion Resources, Inc., 7.50% 06/30/66 ............................................         3,123,408(1)
         40,000   Entergy Arkansas, Inc., 6.45% Pfd. ..................................................           967,500*
         10,000   Entergy Louisiana, Inc., 6.95% Pfd. .................................................           973,750*
         80,000   Entergy Mississippi, Inc., 6.25% Pfd. ...............................................         1,982,504*
                  FPL Group Capital, Inc.:
$     2,660,000      6.65% 06/15/67 ...................................................................         2,650,054(1)
$     1,000,000      7.30% 09/01/67, Series D .........................................................         1,043,843(1)
         17,500   Georgia Power Company, 6.50% Pfd., Series 2007A .....................................         1,825,469*(1)
                  Gulf Power Company:
         16,500      6.00% Pfd., Series 1 .............................................................         1,629,723*(1)
         13,000      6.45% Pfd., Series 2007A .........................................................         1,313,183*(1)
         30,500   Indianapolis Power & Light Company, 5.65% Pfd. ......................................         2,845,080*(1)
        140,485   Interstate Power & Light Company, 8.375% Pfd., Series B .............................         4,012,603*(1)

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

 SHARES/$ PAR                                                                                                  VALUE
---------------                                                                                           ---------------
PREFERRED SECURITIES -- (CONTINUED)
                  UTILITIES -- (CONTINUED)
          7,000   MDU Resources Group, 4.50% Pfd. 07/08/10 ............................................   $       571,375*
$     1,500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .............................         1,500,571(1)
$       345,000   PPL Capital Funding, 6.70% 03/30/67, Series A .......................................           339,379
         35,000   PPL Electric Utilities Corporation, 6.25% Pfd. ......................................           877,188*
$     4,155,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...........................................         4,128,603(1)
                  Southern California Edison:
         27,500      6.00% Pfd., Series C .............................................................         2,643,438*(1)
         15,000      6.125% Pfd. ......................................................................         1,484,532*(1)
$       515,000   Southern Union Company, 7.20% 11/01/66 ..............................................           486,675(1)
$       750,000   TXU Electric Capital V, 8.175% 01/30/37 .............................................           213,750(3)
          8,265   Union Electric Company, $4.75 Pfd. ..................................................           683,412*
          3,000   Virginia Electric & Power Company, $6.98 Pfd. .......................................           307,031*
$       700,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ........................................           700,013(1)
          3,000   Wisconsin Public Service Corporation, 6.88% Pfd. ....................................           316,219*
$     2,500,000   WPS Resources Corporation, 6.11% 12/01/66 ...........................................         2,434,145(1)
                                                                                                          ---------------
                                                                                                               44,412,845
                                                                                                          ---------------
                  ENERGY -- 6.8%
$     5,000,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .........................................         5,333,450(1)
$     3,500,000   Enterprise Products Partners, 8.375% 08/01/66, Series A .............................         3,779,741(1)
          3,000   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** ........................................         3,129,563*
                                                                                                          ---------------
                                                                                                               12,242,754
                                                                                                          ---------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 0.1%
          8,500   PS Business Parks, Inc., 6.70% Pfd., Series P .......................................           205,466
                                                                                                          ---------------
                                                                                                                  205,466
                                                                                                          ---------------
                  MISCELLANEOUS INDUSTRIES -- 1.6%
         35,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .................................         2,826,250*(1)
                                                                                                          ---------------
                                                                                                                2,826,250
                                                                                                          ---------------
                  TOTAL PREFERRED SECURITIES
                     (Cost $162,694,236) ..............................................................       170,242,475
                                                                                                          ---------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)

 SHARES/$ PAR                                                                                                  VALUE
---------------                                                                                           ---------------
CORPORATE DEBT SECURITIES -- 3.2%
                  BANKING -- 0.3%
$       400,000   Goldman Sachs Group, 6.75% 10/01/37, Sub Notes ......................................   $       411,261
                                                                                                          ---------------
                                                                                                                  411,261
                                                                                                          ---------------
                  INSURANCE -- 2.3%
$     2,250,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .................................         2,040,876(1)
$     2,000,000   UnumProvident Corporation, 7.25% 03/15/28 ...........................................         2,095,080(1)
                                                                                                          ---------------
                                                                                                                4,135,956
                                                                                                          ---------------
                  UTILITIES -- 0.6%
$       974,000   Southern Union Company, 8.25% 11/15/29, Senior Notes ................................         1,108,020(1)
                                                                                                          ---------------
                                                                                                                1,108,020
                                                                                                          ---------------
                  TOTAL CORPORATE DEBT SECURITIES
                     (Cost $4,682,485) ................................................................         5,655,237
                                                                                                          ---------------
MONEY MARKET FUND -- 0.7%
      1,322,128   BlackRock Liquidity Funds, T-Fund ...................................................         1,322,128
                                                                                                          ---------------
                  TOTAL MONEY MARKET FUND
                     (Cost $1,322,128) ................................................................         1,322,128
                                                                                                          ---------------
TOTAL INVESTMENTS (Cost $168,698,849***) ...................................................    99.1%         177,219,840
OTHER ASSETS AND LIABILITIES (Net) .........................................................     0.9%           1,535,007
                                                                                               -----      ---------------
TOTAL MANAGED ASSETS .......................................................................   100.0%+++  $   178,754,847
                                                                                               -----      ---------------
LOAN PRINCIPAL BALANCE ................................................................................       (59,200,000)
                                                                                                          ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ............................................................   $   119,554,847
                                                                                                          ===============

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2011 (UNAUDITED)

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2011, these securities amounted to $34,379,838 or 19.2% of total managed assets.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $132,000,316 at February 28, 2011.

(2)  Foreign Issuer.

(3)  Illiquid.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

        ABBREVIATIONS:

PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2010 THROUGH FEBRUARY 28, 2011 (UNAUDITED)

                                                                             VALUE
                                                                         ------------
OPERATIONS:
   Net investment income .............................................   $  2,751,776
   Net realized gain/(loss) on investments sold during the period ....      1,166,846
   Change in net unrealized appreciation/depreciation of
      investments ....................................................      1,836,416
                                                                         ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............      5,755,038
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock
      Shareholders(2) ................................................     (3,007,459)
                                                                         ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ..................     (3,007,459)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and
      Cash Purchase Plan .............................................        184,166
                                                                         ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS ........................................        184,166
                                                                         ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD ....................................................   $  2,931,745
                                                                         ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ...............................................   $116,623,102
   Net increase in net assets during the period ......................      2,931,745
                                                                         ------------
   End of period .....................................................   $119,554,847
                                                                         ============

----------
(1) These tables summarize the three months ended February 28, 2011 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

(2)  May include income earned, but not paid out, in prior fiscal year.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2010 THROUGH FEBRUARY 28, 2011 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period .........................................   $      9.72
                                                                                    -----------
INVESTMENT OPERATIONS:
   Net investment income ........................................................          0.23
   Net realized and unrealized gain/(loss) on investments .......................          0.25
                                                                                    -----------
   Total from investment operations .............................................          0.48
                                                                                    -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ...................................................         (0.25)
                                                                                    -----------
   Total distributions to Common Stock Shareholders .............................         (0.25)
                                                                                    -----------
   Net asset value, end of period ...............................................   $      9.95
                                                                                    ===========
   Market value, end of period ..................................................   $     10.35
                                                                                    ===========
   Common Stock shares outstanding, end of period ...............................    12,012,390
                                                                                    ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ .......................................................          9.55%*
   Operating expenses including interest expense ................................          2.21%*
   Operating expenses excluding interest expense ................................          1.55%*
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ......................................................             5%**
   Total managed assets, end of period (in 000's) ...............................   $   178,755
   Ratio of operating expenses including interest expense to total
      managed assets ............................................................          1.48%*
   Ratio of operating expenses excluding interest expense to total
      managed assets ............................................................          1.04%*

----------
(1) These tables summarize the three months ended February 28, 2011 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

*    Annualized.

**   Not Annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                                  TOTAL                                   DIVIDEND
                                DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                                   PAID       VALUE     CLOSING PRICE     PRICE(1)
                                ---------   ---------   -------------   ------------
December 31, 2010 - Extra ...     $0.03       $9.65        $ 9.48          $9.59
December 31, 2010 ...........      0.07        9.65          9.48           9.59
January 31, 2011 ............      0.07        9.76         10.09           9.76
February 28, 2011 ...........      0.07        9.95         10.35           9.95

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2011, the aggregate cost of securities for federal income tax purposes was $168,262,580, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,711,138 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $14,753,878.

2. ADDITIONAL ACCOUNTING STANDARDS

     Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows:

                                                                               LEVEL 2        LEVEL 3
                                                 TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                          FEBRUARY 28, 2011      PRICE         INPUTS         INPUTS
                                          -----------------   -----------   ------------   ------------
Preferred Securities
   Banking                                   $ 67,314,398     $44,354,512   $ 22,913,176      $46,710
   Financial Services                           3,915,495         458,233      3,457,262           --
   Insurance                                   39,325,267      20,289,723     19,035,544           --
   Utilities                                   44,412,845       7,136,011     37,276,834           --
   Energy                                      12,242,754              --     12,242,754           --
   Real Estate Investment Trust (REIT)            205,466         205,466             --           --
   Miscellaneous Industries                     2,826,250              --      2,826,250           --
Corporate Debt Securities                       5,655,237       1,519,281      4,135,956           --
Money Market Fund                               1,322,128       1,322,128             --           --
                                             ------------     -----------   ------------      -------
Total Investments                            $177,219,840     $75,285,354   $101,887,776      $46,710
                                             ============     ===========   ============      =======

     The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Fund's investments in Level 2 and Level 3 are based primarily on market information, where available. This includes, but is not limited to, prices provided by third-party providers, observable trading activity (including the recency, depth, and consistency of such information with quoted levels), and the depth and consistency of broker-quoted prices. In the event market information is not directly available, comparable information may be observed for securities that are similar in many respects to those being valued. The Fund may employ an income approach for certain securities that also takes into account credit risk, interest rate risk, and potential recovery prospects.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                           PREFERRED SECURITIES
                                                                           --------------------
                                                       TOTAL INVESTMENTS         BANKING
                                                       -----------------   --------------------
BALANCE AS OF 11/30/10 .............................        $19,908              $19,908
Accrued discounts/premiums .........................             --                   --
Realized gain/(loss) ...............................             --                   --
Change in unrealized appreciation/(depreciation) ...         26,802               26,802
Net purchases/(sales) ..............................             --                   --
Transfer in and/or out of Level 3 ..................             --                   --
                                                           --------              -------
BALANCE AS OF 2/28/11 ..............................        $46,710              $46,710

     For the period ended February 28, 2011, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $26,802.

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DIRECTORS

     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS

     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary
     Linda M. Puchalski
          Assistant Treasurer

INVESTMENT ADVISER

     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

              BNY Mellon Shareowner Services
              P.O. Box 358035
              Pittsburgh, PA 15252-8035
              1-866-351-7446

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                           (FLAHERTY & CRUMRINE LOGO)
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                Quarterly Report

                                February 28, 2011

                             www.preferredincome.com